KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Communications - 7.1%
Entertainment Content - 5.9%
Paramount Global - Class B	74,110	$ 2,268,507
Walt Disney Company (The) (a)	18,200	2,701,972
		4,970,479
Telecommunications - 1.2%
Deutsche Telekom AG - ADR	55,289	989,673

Consumer Discretionary - 9.3%
Automotive - 7.7%
Continental AG - ADR (a)	239,300	2,043,622
General Motors Company (a)	92,720	4,331,878
Vitesco Technologies Group AG - ADR (a)	10,090	89,287
		6,464,787
E-Commerce Discretionary - 0.7%
eBay, Inc.	11,000	600,490

Retail - Discretionary - 0.9%
Williams-Sonoma, Inc.	5,050	731,543

Consumer Staples - 3.2%
Food - 1.0%
Ingredion, Inc.	9,800	869,652

Retail - Consumer Staples - 2.2%
Walgreen Boots Alliance, Inc.	38,950	1,795,206

Energy - 9.9%
Oil & Gas Producers - 7.6%
BP plc - ADR	89,120	2,603,195
Shell plc - ADR	39,454	2,066,995
Valero Energy Corporation	20,400	1,703,604
		6,373,794
Oil & Gas Services & Equipment - 2.3%
Schlumberger Ltd.	47,555	1,866,058

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Financials - 20.9%
Banking - 9.3%
Bank of America Corporation	81,720	$ 3,612,024
Citigroup, Inc.	54,100	3,204,343
Truist Financial Corporation	15,300	951,966
		7,768,333
Insurance - 11.6%
Equitable Holdings, Inc.	60,150	1,964,499
Everest Re Group Ltd.	6,200	1,848,964
Hartford Financial Services Group, Inc. (The)	11,650	809,442
Lincoln National Corporation	74,850	5,046,387
		9,669,292
Health Care - 18.8%
Biotech & Pharma - 13.0%
Amgen, Inc.	4,300	973,864
Bristol-Myers Squibb Company	22,850	1,569,109
Merck & Company, Inc.	23,530	1,801,927
Organon & Company	77,343	2,887,214
Roche Holding AG - ADR	32,250	1,523,168
Viatris, Inc.	193,485	2,130,270
		10,885,552
Health Care Facilities & Services - 5.8%
Cardinal Health, Inc.	54,965	2,968,660
McKesson Corporation	6,880	1,891,725
		4,860,385
Industrials - 9.2%
Electrical Equipment - 4.9%
Acuity Brands, Inc.	11,085	2,021,571
Johnson Controls International plc	31,549	2,049,423
		4,070,994
Machinery - 2.8%
Caterpillar, Inc.	7,100	1,331,818
Crane Company	9,600	970,368
		2,302,186
Transportation & Logistics - 1.5%
FedEx Corporation	5,700	1,266,939

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Materials - 5.7%
Chemicals - 4.9%
Corteva, Inc.	25,499	$ 1,326,713
Dow, Inc.	14,449	851,913
DuPont de Nemours, Inc.	9,700	750,489
LyondellBasell Industries N.V. - Class A	12,500	1,215,375
		4,144,490
Metals & Mining - 0.8%
Kinross Gold Corporation	127,000	636,270

Technology - 8.1%
Semiconductors - 2.7%
Micron Technology, Inc.	8,100	719,766
Skyworks Solutions, Inc.	11,200	1,547,504
		2,267,270
Technology Hardware - 1.7%
Cisco Systems, Inc.	24,920	1,389,788

Technology Services - 3.7%
Fidelity National Information Services, Inc.	15,400	1,466,542
Leidos Holdings, Inc.	16,200	1,649,808
		3,116,350

Total Common Stocks (Cost $65,675,469)		$ 77,039,531

PREFERRED STOCKS - 0.9%	Shares	Value
Communications - 0.9%
Entertainment Content - 0.9%
Paramount Global, Series A, 5.75% (Cost $860,830)	13,500	$ 719,010

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Producers - 0.1%
Occidental Petroleum Corporation,
expires 08/03/2027 (a) (Cost $0)	4,600	$ 104,696

MONEY MARKET FUNDS - 6.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $5,792,886)	5,792,886	$ 5,792,886

Investments at Value - 100.1% (Cost $72,329,185)		$ 83,656,123

Liabilities in Excess of Other Assets - (0.1%)		(86,643)

Net Assets - 100.0%		$ 83,569,480

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
(a)	Non-income producing security
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.